Fair values of financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Fair values of financial assets and liabilities
Note 21: Fair values of financial assets and liabilities
At 31 December 2023, the carrying value of the Group’s financial instrument assets held at fair value was £253,266 million (2022: £228,676 million), and its financial instrument liabilities held at fair value was £90,041 million (2022: £81,273 million).
(1)    Fair value measurement
Fair value is the price that would be received on sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a measure as at a specific date and may be significantly different from the amount which will actually be paid or received on maturity or settlement date.
Wherever possible, fair values have been calculated using unadjusted quoted market prices in active markets for identical instruments to those held by the Group. Where quoted market prices are not available, or are unreliable because of poor liquidity, fair values have been determined using valuation techniques which, to the extent possible, use market observable inputs, but in some cases use non-market observable inputs. Valuation techniques used include discounted cash flow analysis and pricing models and, where appropriate, comparison to instruments with characteristics similar to those of the instruments held by the Group. The Group measures valuation adjustments for its derivative exposures on the same basis as the derivatives are managed.
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation. Liabilities arising from non-participating investment contracts are carried at fair value.
Because a variety of estimation techniques are employed and significant estimates made, comparisons of fair values between financial institutions may not be meaningful. Readers of these financial statements are thus advised to use caution when using this data to evaluate the Group’s financial position.
Fair value information is not provided for items that are not financial instruments or for other assets and liabilities which are not carried at fair value in the Group’s consolidated balance sheet. These items include intangible assets, property, plant and equipment, and shareholders’ equity. These items are material and accordingly the Group believes that any fair value information presented would not represent the underlying value of the Group.
Valuation control framework
The key elements of the control framework for the valuation of financial instruments include model validation, product implementation review and independent price verification. These functions are carried out by appropriately skilled risk and finance teams, independent of the business area responsible for the products.
Model validation covers both qualitative and quantitative elements relating to new models. In respect of new products, a product implementation review is conducted pre and post-trading. Pre-trade testing ensures that the new model is integrated into the Group’s systems and that the profit and loss and risk reporting are consistent throughout the trade lifecycle. Post-trade testing examines the explanatory power of the implemented model, actively monitoring model parameters and comparing in-house pricing to external sources. Independent price verification procedures cover financial instruments carried at fair value. The frequency of the review is matched to the availability of independent data, monthly being the minimum. Valuation differences in breach of established thresholds are escalated to senior management. The results from independent pricing and valuation reserves are reviewed monthly by senior management.
Formal committees, consisting of senior risk, finance and business management, meet at least quarterly to discuss and approve valuations in more judgemental areas, in particular for unquoted equities, structured credit, derivatives and the credit valuation adjustment (CVA), funding valuation adjustment (FVA) and other valuation adjustments.
Valuation of financial assets and liabilities
Assets and liabilities carried at fair value or for which fair values are disclosed have been classified into three levels according to the quality and reliability of information used to determine the fair values.
Level 1
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. Products classified as level 1 predominantly comprise listed equity shares, treasury bills and other government securities.
Level 2
Level 2 valuations are those where quoted market prices are not available, for example where the instrument is traded in a market that is not considered to be active or valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data. Examples of such financial instruments include most over-the-counter derivatives, financial institution issued securities, certificates of deposit and certain asset-backed securities.
Level 3
Level 3 portfolios are those where at least one input which could have a significant effect on the instrument’s valuation is not based on observable market data. Such instruments would include the Group’s venture capital and unlisted equity investments which are valued using various valuation techniques that require significant management judgement in determining appropriate assumptions, including earnings multiples and estimated future cash flows. Certain of the Group’s asset-backed securities, loans and advances recognised at fair value and derivatives are also classified as level 3.
Transfers out of the level 3 portfolio arise when inputs that could have a significant impact on the instrument’s valuation become market observable after previously having been non-market observable. In the case of asset-backed securities this can arise if more than one consistent independent source of data becomes available. Conversely, transfers into the portfolio arise when consistent sources of data cease to be available.
Note 21: Fair values of financial assets and liabilities continued
(2)    Financial assets and liabilities carried at fair value
(A)    Financial assets (excluding derivatives)
Valuation hierarchy
At 31 December 2023, the Group’s financial assets (excluding derivatives) carried at fair value totalled £230,910 million (2022: £203,923 million). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described above). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year. For amounts included below which are subject to repurchase and reverse repurchase agreements see note 52.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2023
Trading assets
Loans and advances to customers	–	23	–	23
Reverse repurchase agreements	–	17,413	–	17,413
Debt securities:
Government securities	3,596	–	–	3,596
Asset-backed securities	–	77	–	77
Corporate and other debt securities	–	529	–	529
	3,596	606	–	4,202
Total trading assets	3,596	18,042	–	21,638
Other financial assets mandatorily held at fair value through profit or loss
Loans and advances to banks	–	3,127	–	3,127
Loans and advances to customers	–	1,992	7,890	9,882
Debt securities:
Government securities	8,005	4	–	8,009
Other public sector securities	10	2,300	–	2,310
Bank and building society certificates of deposit	–	7,504	–	7,504
Asset-backed securities	–	327	186	513
Corporate and other debt securities	–	18,061	2,064	20,125
	8,015	28,196	2,250	38,461
Treasury and other bills	51	–	–	51
Equity shares	117,194	–	1,541	118,735
Contracts held with reinsurers	–	11,424	–	11,424
Total other financial assets mandatorily held at fair value through profit or loss[1]	125,260	44,739	11,681	181,680
Total financial assets at fair value through profit or loss	128,856	62,781	11,681	203,318
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,093	48	–	14,141
Asset-backed securities	–	121	52	173
Corporate and other debt securities	956	12,090	–	13,046
	15,049	12,259	52	27,360
Equity shares	–	–	232	232
Total financial assets at fair value through other comprehensive income	15,049	12,259	284	27,592
Total financial assets (excluding derivatives) at fair value	143,905	75,040	11,965	230,910
1    Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £176,475 million. Included within these assets are investments in unconsolidated structured entities of £76,426 million; see note 49.
Note 21: Fair values of financial assets and liabilities continued

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2022[1]
Trading assets
Loans and advances to customers	–	1	–	1
Reverse repurchase agreements	–	11,781	–	11,781
Debt securities:
Government securities	2,185	–	–	2,185
Asset-backed securities	–	21	–	21
Corporate and other debt securities	–	228	–	228
	2,185	249	–	2,434
Total trading assets	2,185	12,031	–	14,216
Other financial assets mandatorily held at fair value through profit or loss
Loans and advances to banks	–	3,329	–	3,329
Loans and advances to customers	–	1,878	7,883	9,761
Debt securities:
Government securities	7,865	7	–	7,872
Other public sector securities	–	2,516	–	2,516
Bank and building society certificates of deposit	–	7,133	–	7,133
Asset-backed securities	–	336	63	399
Corporate and other debt securities	77	15,877	1,739	17,693
	7,942	25,869	1,802	35,613
Treasury and other bills	62	–	–	62
Equity shares	105,263	–	1,619	106,882
Contracts held with reinsurers	–	10,906	–	10,906
Total other financial assets mandatorily held at fair value through profit or loss[2]	113,267	41,982	11,304	166,553
Total financial assets at fair value through profit or loss	115,452	54,013	11,304	180,769
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	10,854	357	–	11,211
Asset-backed securities	–	87	59	146
Corporate and other debt securities	536	10,978	–	11,514
	11,390	11,422	59	22,871
Equity shares	–	–	283	283
Total financial assets at fair value through other comprehensive income	11,390	11,422	342	23,154
Total financial assets (excluding derivatives) at fair value	126,842	65,435	11,646	203,923
1    Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
2    Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £161,778 million. Included within these assets are investments in unconsolidated structured entities of £68,913 million; see note 49.
Note 21: Fair values of financial assets and liabilities continued
Movements in level 3 portfolio
The table below analyses movements in level 3 financial assets (excluding derivatives) at fair value, recurring basis.

	2023			2022
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m
At 1 January	11,304	342	11,646	13,313	305	13,618
Exchange and other adjustments	(4)	(1)	(5)	15	3	18
Gains (losses) recognised in the income statement within other income	723	6	729	(1,609)	(2)	(1,611)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	(54)	(54)	–	44	44
Purchases/increases to customer loans	744	3	747	959	3	962
Sales/repayments of customer loans	(1,140)	(12)	(1,152)	(1,320)	(11)	(1,331)
Transfers into the level 3 portfolio	136	–	136	197	–	197
Transfers out of the level 3 portfolio	(82)	–	(82)	(251)	–	(251)
At 31 December	11,681	284	11,965	11,304	342	11,646
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	654	–	654	(1,596)	–	(1,596)
Valuation methodology for financial assets (excluding derivatives)
Loans and advances to banks and customers
The fair value of these assets is determined using discounted cash flow techniques. The discount rates are derived from market observable interest rates, a risk margin that reflects loan credit ratings and an incremental illiquidity premium based on historical spreads at origination on similar loans.
Debt securities
Debt securities measured at fair value and classified as level 2 are valued by discounting expected cash flows using an observable credit spread applicable to the particular instrument.
Where there is limited trading activity in debt securities, the Group uses valuation models, consensus pricing information from third party pricing services and broker or lead manager quotes to determine an appropriate valuation. Debt securities are classified as level 3 if there is a significant valuation input that cannot be corroborated through market sources or where there are materially inconsistent values for an input. Asset classes classified as level 3 mainly comprise venture capital investments.
Equity investments
Unlisted equity and fund investments are valued using different techniques in accordance with the Group’s valuation policy and International Private Equity and Venture Capital Guidelines.
Depending on the business sector and the circumstances of the investment, unlisted equity valuations are based on earnings multiples, net asset values or discounted cash flows.
•A number of earnings multiples are used in valuing the portfolio including price earnings, earnings before interest and tax and earnings before interest, tax, depreciation and amortisation. The particular multiple selected is appropriate for the size and type of business being valued and is derived by reference to the current market-based multiple. Consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting the appropriate multiple
•Discounted cash flow valuations use estimated future cash flows, usually based on management forecasts, with the application of appropriate exit yields or terminal multiples and discounted using rates appropriate to the specific investment, business sector or recent economic rates of return. Recent transactions involving the sale of similar businesses may sometimes be used as a frame of reference in deriving an appropriate multiple
•For fund investments the most recent capital account value calculated by the fund manager is used as the basis for the valuation and adjusted, if necessary, to align valuation techniques with the Group’s valuation policy
Unlisted equity investments and investments in property partnerships held in the life assurance funds are valued using third party valuations. Management take account of any pertinent information, such as recent transactions and information received on particular investments, to adjust the third party valuations where necessary
Note 21: Fair values of financial assets and liabilities continued
(B)    Financial liabilities (excluding derivatives)
Valuation hierarchy
At 31 December 2023, the Group’s financial liabilities (excluding derivatives) carried at fair value, comprised its financial liabilities at fair value through profit or loss and totalled £24,914 million (2022: £17,755 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-53). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2023
Trading liabilities
Liabilities in respect of securities sold under repurchase agreements	–	18,057	–	18,057
Short positions in securities	1,569	5	–	1,574
Total trading liabilities	1,569	18,062	–	19,631
Liabilities designated at fair value through profit or loss
Debt securities in issue	–	5,223	42	5,265
Other	–	18	–	18
Total liabilities designated at fair value through profit or loss	–	5,241	42	5,283
Total financial liabilities (excluding derivatives) at fair value	1,569	23,303	42	24,914
At 31 December 2022
Trading liabilities
Liabilities in respect of securities sold under repurchase agreements	–	11,037	–	11,037
Short positions in securities	1,505	35	–	1,540
Total trading liabilities	1,505	11,072	–	12,577
Liabilities designated at fair value through profit or loss
Debt securities in issue	–	5,114	45	5,159
Other	–	19	–	19
Total liabilities designated at fair value through profit or loss	–	5,133	45	5,178
Total financial liabilities (excluding derivatives) at fair value	1,505	16,205	45	17,755
Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.
The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2023 was £10,433 million, which was £5,167 million higher than the balance sheet carrying value (2022: £11,195 million, which was £6,036 million higher than the balance sheet carrying value). At 31 December 2023 there was a cumulative £90 million decrease in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of Lloyds Bank plc, the issuing entity within the Group. Of the cumulative amount, an increase of £234 million arose in 2023 and a decrease of £519 million arose in 2022.
For the fair value of collateral pledged in respect of repurchase agreements see note 52.
In addition to the liabilities above, the Group’s non-participating investment contracts are held at fair value through profit or loss and were all categorised as level 2.
Movements in level 3 portfolio
The table below analyses movements in the level 3 financial liabilities (excluding derivatives) at fair value portfolio.

	2023 £m	2022 £m
At 1 January	45	37
Gains recognised in the income statement within other income	(1)	(4)
Additions	–	33
Redemptions	(1)	(3)
Transfers out of the level 3 portfolio	(1)	(18)
At 31 December	42	45
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(1)	(4)
Note 21: Fair values of financial assets and liabilities continued
Valuation methodology for financial liabilities (excluding derivatives)
Liabilities held at fair value through profit or loss
These principally comprise debt securities in issue which are classified as level 2 and their fair value is determined using techniques whose inputs are based on observable market data. The carrying amount of the securities is adjusted to reflect the effect of changes in own credit spreads and the resulting gain or loss is recognised in other comprehensive income.
In the year ended 31 December 2023, the own credit adjustment arising from the fair valuation of £5,265 million (2022: £5,159 million) of the Group’s debt securities in issue designated at fair value through profit or loss resulted in a loss of £234 million (2022: gain of £519 million), before tax, recognised in other comprehensive income.
Trading liabilities in respect of securities sold under repurchase agreements
The fair value of these liabilities is determined using discounted cash flow techniques. The discount rates are derived from observable repurchase agreement rate curves specific to the type of security sold under the repurchase agreement.
(C)    Derivatives
Valuation hierarchy
All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2023, such assets totalled £22,356 million (2022: £24,753 million) and liabilities totalled £20,149 million (2022: £24,042 million). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-53). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2023				2022
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	77	21,857	422	22,356	78	24,122	553	24,753
Derivative liabilities	(116)	(19,589)	(444)	(20,149)	(39)	(23,395)	(608)	(24,042)
Movements in level 3 portfolio
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2023		2022
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	553	(608)	893	(944)
Exchange and other adjustments	(8)	5	47	(37)
(Losses) gains recognised in the income statement within other income	(104)	111	72	204
Purchases (additions)	19	(15)	48	(46)
(Sales) redemptions	(38)	63	(21)	38
Transfers out of the level 3 portfolio	–	–	(486)	177
At 31 December	422	(444)	553	(608)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(72)	76	222	125
Valuation methodology for derivatives
The Group’s derivatives are valued using techniques including discounted cash flow and options pricing models, as appropriate. The types of derivatives classified as level 2 and the valuation techniques used include:
•Interest rate swaps which are valued using discounted cash flow models; the most significant inputs into those models are interest rate yield curves which are developed from publicly quoted rates
•Foreign exchange derivatives that do not contain options which are priced using rates available from publicly quoted sources
•Credit derivatives are valued using standard models with observable inputs, including publicly available yield and credit default swap (CDS) curves
•Less complex interest rate and foreign exchange option products which are valued using volatility surfaces developed from publicly available interest rate cap, interest rate swaption and other option volatilities; option volatility skew information is derived from a market standard consensus pricing service.
Complex interest rate products where inputs to the valuation are significant and unobservable are classified as level 3.
Certain inputs used to calculate CVA, FVA, and own credit adjustments, are not significant in determining the classification of the derivative and debt instruments. Consequently, these inputs do not form part of the level 3 sensitivities presented.
Note 21: Fair values of financial assets and liabilities continued
Derivative valuation adjustments
Derivative financial instruments which are carried in the balance sheet at fair value are adjusted where appropriate to reflect credit risk, market liquidity and other risks.
(i)    Uncollateralised derivative valuation adjustments
The following table summarises the movement on this valuation adjustment account during 2022 and 2023:

	2023 £m	2022 £m
At 1 January	381	456
Income statement credit	(102)	(75)
Transfers	(3)	–
At 31 December	276	381
Represented by:

	2023 £m	2022 £m
Credit Valuation Adjustment	191	294
Debit Valuation Adjustment	(34)	(55)
Funding Valuation Adjustment	119	142
	276	381
Credit and Debit Valuation Adjustments (CVA and DVA) are applied to the Group’s over-the-counter derivative exposures with counterparties that are not subject to strong interbank collateral arrangements. These exposures largely relate to the provision of risk management solutions for corporate customers within the Commercial Banking division.
A CVA is taken where the Group has a positive future uncollateralised exposure (asset). A DVA is taken where the Group has a negative future uncollateralised exposure (liability). These adjustments reflect interest rates and expectations of counterparty creditworthiness and the Group’s own credit spread respectively.
The CVA is sensitive to:
•The current size of the mark-to-market position on the uncollateralised asset
•Expectations of future market volatility of the underlying asset
•Expectations of counterparty creditworthiness
Market Credit Default Swap (CDS) spreads are used to develop the probability of default for quoted counterparties. For unquoted counterparties, internal credit ratings and market sector CDS curves and recovery rates are used. The loss given default (LGD) is based on market recovery rates and internal credit assessments.
The combination of a one-notch deterioration in the credit rating of derivative counterparties and a 10 per cent increase in LGD increases the CVA by £50 million. Current market value is used to estimate the projected exposure for products not supported by the model, which are principally complex interest rate options that are traded in very low volumes. For these, the CVA is calculated on an add-on basis (although no such adjustment was required at 31 December 2023).
The DVA is sensitive to:
•The current size of the mark-to-market position on the uncollateralised liability
•Expectations of future market volatility of the underlying liability
•The Group’s own CDS spread
A 1 per cent rise in the CDS spread would lead to an increase in the DVA of £75 million.
The risk exposures that are used for the CVA and DVA calculations are strongly influenced by interest rates. Due to the nature of the Group’s business the CVA/DVA exposures tend to be on average the same way around such that the valuation adjustments fall when interest rates rise. A 1 per cent rise in interest rates would lead to a £39 million fall in the overall valuation adjustment to £118 million. The CVA model used by the Group does not assume any correlation between the level of interest rates and default rates.
The Group has also recognised a Funding Valuation Adjustment to adjust for the net cost of funding uncollateralised derivative positions. This adjustment is calculated on the expected future exposure discounted at a suitable cost of funds. A 10 basis points increase in the cost of funds will increase the funding valuation adjustment by £12 million.
(ii)    Market liquidity
The Group includes mid to bid-offer valuation adjustments against the expected cost of closing out the net market risk in the Group’s trading positions within a time frame that is consistent with historical trading activity and spreads that the trading desks have accessed historically during the ordinary course of business in normal market conditions.
At 31 December 2023, the Group’s derivative trading business held mid to bid-offer valuation adjustments of £52 million (2022: £61 million).
Note 21: Fair values of financial assets and liabilities continued
(D)    Sensitivity of level 3 valuations
Critical accounting judgements and key sources of estimation uncertainty

Key sources of estimation uncertainty:	Interest rate spreads, credit spreads, earnings multiples and interest rate volatility
The Group’s valuation control framework and a description of level 1, 2 and 3 financial assets and liabilities is set out in section (1) above. The valuation techniques for level 3 financial instruments involve management judgement and estimates, the extent of which depends on the complexity of the instrument and the availability of market observable information. In addition, in line with market practice, the Group applies credit, debit and funding valuation adjustments in determining the fair value of its uncollateralised derivative positions. A description of these adjustments is set out in section (C)(i) above. A quantitative analysis of the sensitivities to market risk arising from the Group’s trading portfolios is set out in the tables marked audited on page 87.

			2023			2022
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+272bps)[4]	7,890	369	(351)	7,883	356	(385)
Debt securities	Discounted cash flows	Credit spreads (+/- 6%)[5]	445	39	(41)	162	9	(9)
Equity and venture capital investments	Market approach	Earnings multiple (1.6/17.8)[6]	2,228	131	(131)	1,907	84	(84)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	809	77	(99)	771	81	(88)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	309	7	(6)	581	2	(33)
			11,681			11,304
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	52	2	(2)	59	–	–
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	232	22	(22)	283	15	(15)
			284			342
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)[7]	422	6	(3)	553	9	(7)
Level 3 financial assets carried at fair value			12,387			12,199
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/– 50bps)[8]	42	1	(1)	45	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/200%)[7]	444	10	(7)	608	–	–
Level 3 financial liabilities carried at fair value			486			653
1    Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2    Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
3    Underlying asset/net asset values represent fair value.
4    2022: -50bps/+289bps.
5    2022: +/- 6%.
6    2022: 1.9/15.2.
7    2022: 17%/105%.
8    2022: +/- 50bps.
Note 21: Fair values of financial assets and liabilities continued
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are as follows:
•Credit spreads represent the premium above the benchmark reference instrument required to compensate for lower credit quality; higher spreads lead to a lower fair value
•Volatility parameters represent key attributes of option behaviour; higher volatilities typically denote a wider range of possible outcomes
•Earnings multiples are used to value certain unlisted equity investments. The earnings multiples used are derived from those of listed entities operating in the same sector with adjustments made for factors such as the size of the company and the quality of its earnings. The majority of the Group’s venture capital investments are valued using an estimate of the company’s maintainable earnings before interest, tax, depreciation and amortisation and in accordance with the International Private Equity and Venture Capital Valuation Guidelines. A higher earnings multiple will result in a higher fair value
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships.
Debt securities
Reasonably possible alternative assumptions have been determined in respect of the Group’s structured credit investments by flexing credit spreads.
Derivatives
Reasonably possible alternative assumptions have been determined in respect of swaptions in the Group’s derivative portfolios which are priced using industry standard option pricing models. Such models require interest rate volatilities which may be unobservable at longer maturities. To derive reasonably possible alternative valuations these volatility parameters have been flexed within a range of 13 per cent to 200 per cent (2022: 17 per cent to 105 per cent).
Unlisted equity, venture capital investments and investments in property partnerships
The valuation techniques used for unlisted equity and venture capital investments vary depending on the nature of the investment. Reasonably possible alternative valuations for these investments have been calculated by reference to the approach taken, as appropriate to the business sector and investment circumstances and as such the following inputs have been considered:
•For valuations derived from earnings multiples, consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting an appropriate multiple
•The discount rates used in discounted cash flow valuations
•In line with International Private Equity and Venture Capital Guidelines, the values of underlying investments in fund investment portfolios
(3)    Financial assets and liabilities carried at amortised cost
(A)    Financial assets
Valuation hierarchy
The table below analyses the fair values of those financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-53). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2023
Loans and advances to banks	10,764	10,764	–	–	10,764
Loans and advances to customers	449,745	439,449	–	–	439,449
Reverse repurchase agreements	38,771	38,771	–	38,771	–
Debt securities	15,355	15,139	–	10,939	4,200
Financial assets at amortised cost	514,635	504,123	–	49,710	454,413
At 31 December 2022
Loans and advances to banks	10,632	10,632	–	–	10,632
Loans and advances to customers	454,899	450,071	–	–	450,071
Reverse repurchase agreements	44,865	44,865	–	44,865	–
Debt securities	9,926	9,930	167	9,647	116
Financial assets at amortised cost	520,322	515,498	167	54,512	460,819
Note 21: Fair values of financial assets and liabilities continued
Valuation methodology
Loans and advances to banks
The carrying value of short-dated loans and advances to banks is assumed to be their fair value. The fair value of other loans and advances to banks is estimated by discounting the anticipated cash flows at a market discount rate adjusted for the credit spread of the obligor or, where not observable, the credit spread of borrowers of similar credit quality.
Loans and advances to customers
The Group provides loans and advances to commercial, corporate and personal customers at both fixed and variable rates.
To determine the fair value of loans and advances to customers, loans are segregated into portfolios of similar characteristics. A number of techniques are used to estimate the fair value of fixed rate lending; these take account of expected credit losses based on historic trends, prevailing market interest rates and expected future cash flows. For retail exposures, fair value is usually estimated by discounting anticipated cash flows (including interest at contractual rates) at market rates for similar loans offered by the Group and other financial institutions. Certain loans secured on residential properties are made at a fixed rate for a limited period, typically two to five years, after which the loans revert to the relevant variable rate. The fair value of such loans is estimated by reference to market rates for similar loans of maturity equal to the remaining fixed interest rate period. The fair value of commercial loans is estimated by discounting anticipated cash flows at a rate which reflects the effects of interest rate changes, adjusted for changes in credit risk.
Reverse repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
Debt securities
The fair values of debt securities are determined predominantly from lead manager quotes and, where these are not available, by alternative techniques including reference to credit spreads on similar assets with the same obligor, market standard consensus pricing services, broker quotes and other research data.
(B)    Financial liabilities
Valuation hierarchy
The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-53).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2023
Deposits from banks	6,153	6,153	–	6,153	–
Customer deposits	471,396	471,857	–	471,857	–
Repurchase agreements at amortised cost	37,703	37,703	–	37,703	–
Debt securities in issue at amortised cost	75,592	75,021	–	75,021	–
Subordinated liabilities	10,253	10,345	–	10,345	–
At 31 December 2022
Deposits from banks	7,266	7,268	–	7,268	–
Customer deposits	475,331	475,147	–	475,147	–
Repurchase agreements at amortised cost	48,596	48,596	–	48,596	–
Debt securities in issue at amortised cost	73,819	71,975	–	71,975	–
Subordinated liabilities	10,730	10,065	–	10,065	–
Valuation methodology
Deposits from banks and customer deposits
The fair value of bank and customer deposits repayable on demand is assumed to be equal to their carrying value.
The fair value for all other deposits is estimated using discounted cash flows applying either market rates, where applicable, or current rates for deposits of similar remaining maturities.
Repurchase agreements at amortised cost
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
Debt securities in issue at amortised cost
The fair value of short-term debt securities in issue is approximately equal to their carrying value. Fair value for other debt securities in issue is calculated based on quoted market prices where available. Where quoted market prices are not available, fair value is estimated using discounted cash flow techniques at a rate which reflects market rates of interest and the Group’s own credit spread.
Subordinated liabilities
The fair value of subordinated liabilities is determined by reference to quoted market prices where available or by reference to quoted market prices of similar instruments. Subordinated liabilities are classified as level 2, since the inputs used to determine their fair value are largely observable.
(4)    Reclassifications of financial assets
There have been no reclassifications of financial assets in 2022 or 2023.